Loss Allowance for Expected Credit Losses On Credit Exposures Not Measured at Fair Value Through Profit or Loss - Additional Information (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Allowance For Impairment [line items]
Contractual amount outstanding on loans and other facilities written off by bank	$ 4,992,035	$ 6,565,815
External Restructuring Adjustment [Member]
Disclosure Of Allowance For Impairment [line items]
Adjustment to allowances based on assumption about future with significant risk of resulting in material adjustments	1,986,000
Covid19 Adjustment [Member]
Disclosure Of Allowance For Impairment [line items]
Adjustment to allowances based on assumption about future with significant risk of resulting in material adjustments	0	5,553,719
Government securities [member]
Disclosure Of Allowance For Impairment [line items]
Expected credit losses	16,304	9,002
Other Financial Assets [member]
Disclosure Of Allowance For Impairment [line items]
Expected credit losses	26,448	28,569
Bank Loan [member]
Disclosure Of Allowance For Impairment [line items]
Loan Portfolio Sales Profits	90,693	55,768
Loan Portfolio Sales Losses		40
Corporate Bonds [Member]
Disclosure Of Allowance For Impairment [line items]
Expected credit losses	530	1,862
Financial Trust [member]
Disclosure Of Allowance For Impairment [line items]
Expected credit losses	13	165
Local Government Securities [member]
Disclosure Of Allowance For Impairment [line items]
Expected credit losses	$ 3,210	$ 6,232